INVESTMENTS IN LOANS AND SECURITIES - Schedule of Investments in Loans and Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	$ 811,874
Gross Unrealized Gains	19,313
Gross Unrealized Losses	(13,436)
Allowance for Credit Losses	(100,958)	$ 0
Fair Value	716,793
Accrued interest receivable	$ 12,500
Schedule of Held-to-Maturity Securities [Line Items]
Amortized Cost		463,976
Gross Unrealized Gains		23,724
Gross Unrealized Losses		(7,263)
Allowance for Credit Losses		0
Fair Value		480,437
Accrued interest receivable		$ 17,500
Debt Securities, Available-for-Sale, Accrued Interest, after Allowance for Credit Loss, Statement of Financial Position [Extensible Enumeration]	Fees and other receivables (including related party receivables of $51,036 and $49,427 as of December 31, 2023 and December 31, 2022, respectively)
Debt Securities, Held-to-Maturity, Accrued Interest, after Allowance for Credit Loss, Statement of Financial Position [Extensible Enumeration]		Fees and other receivables (including related party receivables of $51,036 and $49,427 as of December 31, 2023 and December 31, 2022, respectively)
Securitization notes
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	$ 91,654
Gross Unrealized Gains	629
Gross Unrealized Losses	(1,858)
Allowance for Credit Losses	0	$ 0
Fair Value	90,425
Schedule of Held-to-Maturity Securities [Line Items]
Amortized Cost		147,574
Gross Unrealized Gains		132
Gross Unrealized Losses		(6,309)
Allowance for Credit Losses		0
Fair Value		141,397
Securitization certificates
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	715,646
Gross Unrealized Gains	18,684
Gross Unrealized Losses	(11,578)
Allowance for Credit Losses	(98,679)	0
Fair Value	624,073
Schedule of Held-to-Maturity Securities [Line Items]
Amortized Cost		302,636
Gross Unrealized Gains		23,592
Gross Unrealized Losses		(954)
Allowance for Credit Losses		0
Fair Value		325,274
Other loans and receivables
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	4,574
Gross Unrealized Gains	0
Gross Unrealized Losses	0
Allowance for Credit Losses	(2,279)	0
Fair Value	$ 2,295
Schedule of Held-to-Maturity Securities [Line Items]
Amortized Cost		13,766
Gross Unrealized Gains		0
Gross Unrealized Losses		0
Allowance for Credit Losses		0
Fair Value		$ 13,766